CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 52.5%	Shares	Value
Cambria Chesapeake Pure Trend ETF	189,992	$2,846,061
Cambria Emerging Shareholder Yield ETF	236,353	8,830,148
Cambria Foreign Shareholder Yield ETF	284,849	8,838,864
Cambria Global Real Estate ETF	228,162	5,970,155
Cambria Global Value ETF	205,193	5,915,714
Cambria Shareholder Yield ETF	1,136	79,043
Cambria Tax Aware ETF(a)	11,417	308,899
Cambria Trinity ETF	6,531	177,861
Cambria Value and Momentum ETF	181,682	5,889,622
Communication Services Select Sector SPDR Fund	952	106,043
Consumer Discretionary Select Sector SPDR Fund	313	72,535
Dimensional International Core Equity Market ETF	3,036	108,385
Dimensional US Marketwide Value ETF	22,806	1,013,499
Dimensional US Small Cap ETF	2,435	166,384
Dimensional US Small Cap Value ETF	2,306	74,622
Energy Select Sector SPDR Fund	676	61,104
Financial Select Sector SPDR Fund	1,409	76,072
Hartford Multifactor Developed Markets ex-US ETF	4,524	159,607
Health Care Select Sector SPDR Fund	4,564	627,231
iMGP DBi Managed Futures Strategy ETF	95,593	2,480,638
Invesco S&P 500 Equal Weight ETF	585	110,343
Invesco S&P MidCap Momentum ET	962	126,291
iShares Broad USD High Yield Corporate Bond ETF	3,076	115,750
iShares Core MSCI Emerging Markets ETF	1,315	81,648
iShares Core S&P 500 ETF	390	252,845
iShares Core S&P Mid-Cap ETF	825	53,757
iShares Core S&P Small-Cap ETF	1,327	156,639
iShares Micro-Cap ETF	452	64,333
iShares MSCI USA Min Vol Factor ETF	527	49,675
iShares Russell 2000 ETF	262	61,615
iShares Russell 3000 ETF	5,380	1,975,913
iShares Russell Mid-Cap Value ETF	536	74,284
iShares S&P 500 Growth ETF	2,848	327,235
iShares Semiconductor ETF	240	58,877
JPMorgan BetaBuilders Japan ETF	722	46,706
Schwab US Dividend Equity ETF	10,492	292,937
Schwab US Large-Cap ETF	2,388	61,061
Simplify Managed Futures Strategy ETF	85,936	2,398,474
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	186,472	5,228,675
SPDR S&P 500 ETF Trust	2,705	1,744,860
SPDR S&P Insurance ETF	1,090	64,157
SPDR S&P MidCap 400 ETF Trust	100	59,516
Technology Select Sector SPDR Fund	2,640	692,868
Vanguard Communication Services ETF	961	173,163

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 52.5% (CONTINUED)	Shares	Value
Vanguard FTSE All-World ex-US ETF	5,060	$350,962
Vanguard FTSE Europe ETF	561	44,038
Vanguard High Dividend Yield ETF	405	56,368
Vanguard Information Technology ETF	850	592,467
Vanguard International High Dividend Yield ETF	2,225	187,100
Vanguard Mid-Cap ETF	210	60,885
Vanguard Russell 1000 Growth ETF	681	78,090
Vanguard S&P 500 ETF	2,819	1,671,892
Vanguard Total Stock Market ETF	1,169	371,976
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,438	51,193
WisdomTree US Efficient Core F	5,143	267,847
TOTAL EXCHANGE TRADED FUNDS (Cost $54,022,740)		61,806,927

COMMON STOCKS - 41.2%	Shares	Value
Communication Services - 2.5%
Interactive Media & Services - 2.2%
Alphabet, Inc. - Class A	5,221	1,111,603
Alphabet, Inc. - Class C	5,611	1,198,117
Meta Platforms, Inc. - Class A	400	295,480
		2,605,200
Movies & Entertainment - 0.3%
Liberty Media Corp.-Liberty Formula One - Class C (b)	440	43,956
Netflix, Inc. (b)	155	187,279
Spotify Technology SA (b)	83	56,596
		287,831
Total Communication Services		2,893,031

Consumer Discretionary - 5.5%
Apparel, Accessories & Luxury Goods - 0.0%(c)
LVMH Moet Hennessy Louis Vuitton SE - ADR	520	61,396

Automobile Manufacturers - 0.9%
Tesla, Inc. (b)	3,336	1,113,790

Automotive Retail - 1.0%
AutoZone, Inc. (b)(d)	280	1,175,588

Broadline Retail - 1.0%
Amazon.com, Inc. (b)	5,119	1,172,251
MercadoLibre, Inc. (b)	15	37,094
		1,209,345
Footwear - 1.5%
NIKE, Inc. - Class B	1,424	110,175
On Holding AG - Class A (b)	35,785	1,613,188
		1,723,363

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.5%
Home Depot, Inc.	343	$139,522
Lowe's Cos., Inc.	1,613	416,251
		555,773
Homebuilding - 0.1%
PulteGroup, Inc.	645	85,153

Hotels, Resorts & Cruise Lines - 0.1%
Booking Holdings, Inc.	17	95,184

Other Specialty Retail - 0.1%
Ulta Beauty, Inc. (b)	198	97,561

Restaurants - 0.3%
McDonald's Corp.	1,145	359,003
Total Consumer Discretionary		6,476,156

Consumer Staples - 1.0%
Consumer Staples Merchandise Retail - 0.4%
Costco Wholesale Corp.	228	215,077
Walmart, Inc.	2,984	289,388
		504,465
Household Products - 0.1%
Procter & Gamble Co.	888	139,452

Packaged Foods & Meats - 0.3%
General Mills, Inc.	835	41,190
Nestle SA - ADR	2,555	240,477
		281,667
Personal Care Products - 0.0%(c)
L'Oreal SA - ADR	473	44,022

Soft Drinks & Non-alcoholic Beverages - 0.1%
PepsiCo, Inc.	883	131,258

Tobacco - 0.1%
Philip Morris International, Inc.	715	119,498
Total Consumer Staples		1,220,362

Energy - 0.7%
Integrated Oil & Gas - 0.4%
Chevron Corp.	790	126,874
Exxon Mobil Corp.	2,886	329,841
TotalEnergies SE - ADR	770	48,317
		505,032

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 0.1%
Diamondback Energy, Inc.	507	$75,422
Range Resources Corp.	1,608	55,106
		130,528
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	495	88,956

Oil & Gas Storage & Transportation - 0.1%
Cheniere Energy, Inc.	383	92,617
Williams Cos., Inc.	1,070	61,932
		154,549
Total Energy		879,065

Financials - 7.0%
Asset Management & Custody Banks - 0.3%
Blackrock, Inc.	191	215,284
KKR & Co., Inc.	531	74,069
		289,353
Consumer Finance - 0.2%
American Express Co.	616	204,068

Diversified Banks - 2.2%
Bank of America Corp.	2,728	138,419
DBS Group Holdings Ltd. - ADR	356	56,013
JPMorgan Chase & Co. (d)	7,850	2,366,147
Wells Fargo & Co.	825	67,798
		2,628,377
Investment Banking & Brokerage - 0.7%
Evercore, Inc. - Class A	315	101,288
Goldman Sachs Group, Inc.	700	521,675
Morgan Stanley	1,593	239,715
		862,678
Multi-line Insurance - 0.1%
Allianz SE - ADR	1,413	59,759

Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc. - Class B (b)	1,425	716,747

Property & Casualty Insurance - 1.5%
Allstate Corp.	385	78,328
Fairfax Financial Holdings Ltd.	22	37,867
Progressive Corp.	6,627	1,637,267
		1,753,462

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Regional Banks - 0.0%(c)
Citizens Financial Group, Inc.	990	$51,757

Transaction & Payment Processing Services - 1.4%
Mastercard, Inc. - Class A	1,979	1,178,079
Visa, Inc. - Class A	1,421	499,879
		1,677,958
Total Financials		8,244,159

Health Care - 4.0%
Biotechnology - 2.8%
AbbVie, Inc.	934	196,513
Gilead Sciences, Inc.	661	74,673
Regeneron Pharmaceuticals, Inc.	2,554	1,483,108
Vertex Pharmaceuticals, Inc. (b)	3,937	1,539,446
		3,293,740
Health Care Distributors - 0.1%
Cardinal Health, Inc.	725	107,866

Health Care Equipment - 0.3%
Abbott Laboratories	305	40,461
Intuitive Surgical, Inc. (b)	220	104,125
STERIS PLC	251	61,510
Stryker Corp.	312	122,120
		328,216
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	343	138,558

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	148	72,923

Managed Health Care - 0.2%
UnitedHealth Group, Inc.	915	283,531

Pharmaceuticals - 0.4%
Eli Lilly & Co.	216	158,238
Johnson & Johnson	1,084	192,052
Merck & Co., Inc.	725	60,987
Novo Nordisk AS - ADR	1,035	58,436
		469,713
Total Health Care		4,694,547

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Industrials - 6.6%
Aerospace & Defense - 0.0%(c)
BAE Systems PLC - ADR	618	$58,240

Air Freight & Logistics - 0.1%
FedEx Corp.	180	41,593
United Parcel Service, Inc. - Class B	390	34,101
		75,694
Building Products - 1.0%
Carrier Global Corp.	752	49,031
Trane Technologies PLC	2,754	1,144,562
		1,193,593
Construction & Engineering - 1.0%
AECOM	9,353	1,168,096

Construction Machinery & Heavy Transportation Equipment - 0.1%
Caterpillar, Inc.	222	93,027

Electrical Components & Equipment - 0.1%
Schneider Electric SE - ADR	1,775	87,219

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	366	111,283
TriNet Group, Inc.	1,555	112,613
		223,896
Industrial Conglomerates - 0.1%
Siemens AG - ADR	800	111,104

Industrial Machinery & Supplies & Components - 1.2%
Ingersoll Rand, Inc.	491	39,000
Xylem, Inc.	9,991	1,414,326
		1,453,326
Rail Transportation - 2.8%
CSX Corp.	66,585	2,164,678
Norfolk Southern Corp.	2,590	725,148
Union Pacific Corp.	1,703	380,740
		3,270,566
Total Industrials		7,734,761

Information Technology - 12.3%
Application Software - 1.6%
Adobe, Inc. (b)	436	155,521
Intuit, Inc.	140	93,380
Salesforce, Inc.	1,387	355,419

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Application Software - 1.6% (Continued)
SAP SE - ADR	182	$49,533
Unity Software, Inc. (b)	29,845	1,176,191
		1,830,044
Communications Equipment - 0.1%
Arista Networks, Inc. (b)	443	60,492
Cisco Systems, Inc.	1,600	110,544
		171,036
Internet Services & Infrastructure - 3.2%
GoDaddy, Inc. - Class A (b)	875	129,771
MongoDB, Inc. (b)	6,999	2,208,955
Okta, Inc. (b)	15,513	1,439,141
		3,777,867
IT Consulting & Other Services - 0.2%
International Business Machines Corp.	796	193,818

Semiconductor Materials & Equipment - 0.2%
Applied Materials, Inc.	463	74,432
ASML Holding NV	170	126,245
		200,677
Semiconductors - 4.6%
Advanced Micro Devices, Inc. (b)	607	98,716
Analog Devices, Inc.	1,793	450,599
Broadcom, Inc. (d)	7,896	2,348,192
NVIDIA Corp. (d)	12,943	2,254,412
QUALCOMM, Inc.	373	59,952
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,029	237,565
		5,449,436
Systems Software - 1.4%
Crowdstrike Holdings, Inc. - Class A (b)	249	105,501
CyberArk Software Ltd. (b)	124	56,204
Microsoft Corp.	2,328	1,179,575
Oracle Corp.	983	222,286
ServiceNow, Inc. (b)	55	50,460
		1,614,026
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (d)	5,100	1,183,914
Pure Storage, Inc. - Class A (b)	705	54,715
		1,238,629
Total Information Technology		14,475,533

Materials - 0.1%
Copper - 0.1%
Freeport-McMoRan, Inc.	1,276	56,654

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 41.2% (CONTINUED)	Shares	Value
Diversified Metals & Mining – 0.0%(c)
Anglo American PLC - ADR	0(e)	$—
Total Materials		56,654

Utilities - 1.5%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	15,901	1,765,329
TOTAL COMMON STOCKS (Cost $25,056,830)		48,439,597

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 4.22%(f)	6,486,044	6,486,044
TOTAL MONEY MARKET FUNDS (Cost $6,486,044)		6,486,044

TOTAL INVESTMENTS - 99.2% (Cost $85,565,614)		$116,732,568
Other Assets in Excess of Liabilities - 0.8% (g)		970,762
TOTAL NET ASSETS - 100.0%		$117,703,330

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of August 31, 2025 is $5,603,886.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(g)	Includes cash of $8,740 that is pledged as collateral for futures contracts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
August 31, 2025 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	314	12/19/2025	$ 35,325,000	$19,163
Net Unrealized Appreciation (Depreciation)				$19,163

CAMBRIA ENDOWMENT STYLE ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Cambria Endowment Style ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$61,806,927	$—	$—	$61,806,927
Common Stocks	48,439,597	—	—	48,439,597
Money Market Funds	6,486,044	—	—	6,486,044
Total Investments	$116,732,568	$—	$—	$116,732,568

Other Financial Instruments:
Futures Contracts*	$19,163	$—	$—	$19,163
Total Other Financial Instruments	$19,163	$—	$—	$19,163
* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended August 31, 2025:

Cambria Tax Aware ETF
Value, Beginning of Period	$—
Purchases	169,900
Proceeds from Sales	(126,164)
Net Realized Gains (Losses)	16
Change in Unrealized Appreciation (Depreciation)	265,147
Value, End of Period	$308,899
Dividend Income	$—
9

CAMBRIA ENDOWMENT STYLE ETF

Cambria Tax Aware ETF
Shares, Beginning of Period	—
Number of Shares Purchased	16,457
Number of Shares Sold	(5,040)
Shares, End of Period	11,417

10